Share capital - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 Years $ / shares	Dec. 31, 2019 Years $ / shares
Disclosure of classes of share capital [abstract]
Share price	$ 0.51	$ 0.25
Exercise price	$ 0.52	$ 0.30
Expected life of options | Years	5.0	4.9
Annualized volatility	130.00%	149.00%
Risk-free interest rate	0.80%	2.10%
Dividend rate	0.00%	0.00%